Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019	$ 431	$ 24,569	$ (1,450)	$ 23,550
Balance (in Shares) at Dec. 31, 2019	4,312,500
Allocation of Initial Public Offering to public warrants		8,925,000		8,925,000
Allocation of Initial Public Offering to public rights		6,375,000		6,375,000
Accretion for common stock to redemption amount		(15,324,569)	(4,993,595)	(20,318,164)
Net income			(1,363,061)	(1,363,061)
Balance at Dec. 31, 2020	$ 431		(6,358,106)	(6,357,675)
Balance (in Shares) at Dec. 31, 2020	4,312,500
Allocation of Overallotment Option to public warrants		1,350,000		1,350,000
Allocation of Overallotment Option to public rights		956,250		956,250
Accretion for common stock to redemption amount		(2,306,250)	(675,000)	(2,981,250)
Net income			3,461,107	3,461,107
Balance at Mar. 31, 2021	$ 431		(3,571,999)	(3,571,568)
Balance (in Shares) at Mar. 31, 2021	4,312,500
Balance at Dec. 31, 2020	$ 431		(6,358,106)	(6,357,675)
Balance (in Shares) at Dec. 31, 2020	4,312,500
Allocation of Initial Public Offering to public warrants		1,350,000		1,350,000
Allocation of Initial Public Offering to public rights		956,250		956,250
Accretion for common stock to redemption amount		(2,306,250)	(675,000)	(2,981,250)
Net income			3,841,344	3,841,344
Balance at Dec. 31, 2021	$ 431		(3,191,762)	(3,191,331)
Balance (in Shares) at Dec. 31, 2021	4,312,500
Accretion for common stock to redemption amount			(1,725,000)	(1,725,000)
Net income			955,240	955,240
Balance at Mar. 31, 2022	$ 431		$ (3,961,522)	$ (3,961,091)
Balance (in Shares) at Mar. 31, 2022	4,312,500